Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Significant Accounting Policies (Textual) [Abstract]
Number of derivative contracts outstanding	0	0	0
Allowance for doubtful accounts	$ 54,460	$ 47,667	$ 51,747
Inventory valuation reserves	97,523	88,356	82,671
Accumulated amortization of finite-lived intangible assets	279,102	260,065	237,736
Amounts outstanding under standby letter of credit agreements	25,896	22,845	18,819
Cumulative other comprehensive loss included adjustments for foreign currency translation	250,943	204,195	196,792
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans	70,611	166,595	171,376
Unrealized net gains on marketable equity securities and derivative instruments used in cash flow hedges	(510)	(401)	(290)
Research and development costs included in technical expenditures	47,042	44,648	41,719
Advertising cost	$ 262,492	$ 247,469	$ 227,303